Pension and Other Postretirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended															0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees Plans	Dec. 31, 2010	Dec. 31, 2012 Other Postretirement Benefits [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member]	Dec. 31, 2010 Other Postretirement Benefits [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Potomac Electric Power Co [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member] Potomac Electric Power Co [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Delmarva Power & Light Co/De [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member] Delmarva Power & Light Co/De [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Atlantic City Electric Co [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member] Atlantic City Electric Co [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Subsidiaries [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member] Subsidiaries [Member]	Dec. 31, 2011 Retiree [Member] Employees	Jan. 09, 2013 Retiree [Member] Subsequent Event [Member]	Dec. 31, 2012 Retiree [Member] Potomac Electric Power Co [Member]	Dec. 31, 2011 Retiree [Member] Potomac Electric Power Co [Member]	Dec. 31, 2012 Retiree [Member] Delmarva Power & Light Co/De [Member]	Dec. 31, 2011 Retiree [Member] Delmarva Power & Light Co/De [Member]	Jan. 09, 2013 Retiree [Member] Delmarva Power & Light Co/De [Member] Subsequent Event [Member]	Dec. 31, 2012 Retiree [Member] Atlantic City Electric Co [Member]	Dec. 31, 2011 Retiree [Member] Atlantic City Electric Co [Member]	Jan. 09, 2013 Retiree [Member] Atlantic City Electric Co [Member] Subsequent Event [Member]	Dec. 31, 2011 Union Employees [Member] Employees	Dec. 31, 2012 Retirement Plan [Member]	Dec. 31, 2011 Retirement Plan [Member]	Dec. 31, 2010 Retirement Plan [Member]	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement Plan assets	$ 2,000,000,000	$ 1,700,000,000
Accumulated benefit obligation	2,300,000,000	2,000,000,000		775,000,000	750,000,000	704,000,000																							2,494,000,000	2,124,000,000	1,970,000,000
Net loss to be amortized from AOCL or regulatory assets into net periodic benefit cost				15,000,000																									68,000,000
Prior service cost to be amortized from AOCL or regulatory assets into net periodic benefit cost				4,000,000																									1,000,000
Expected long-term rate of return on plan assets	7.25%			7.25%	7.75%	8.00%																							7.25%	7.75%	8.00%
Medical trend rate assumed for next fiscal year	8.00%	8.00%		8.00%	8.00%
Direction and pattern of medical trend rate	declining 0.5% per year to a rate of 5.0% for 2018 to 2019 and beyond	declining 0.5% per year to a rate of 5.0% for 2017 to 2018 and beyond
Number of employees affected by changes to retirement plan	750	1,400													400										1,000
Number of pre-existing supplemental retirement plans		2
Plan Asset Allocation, Equity				60.00%	60.00%																					32.00%	38.00%
Plan Asset Allocation, Fixed Income				35.00%	35.00%																					62.00%	54.00%
Plan Asset Allocation, Other																										8.00%	8.00%	7.00%
Defined benefit plan, Equity				62.00%	62.00%																					30.00%	36.00%	53.00%
Defined benefit plan, Fixed income				36.00%	36.00%																					62.00%	56.00%	40.00%
Unfunded capital commitments	15,000,000	28,000,000
Pension contributions	200,000,000	110,000,000	100,000,000													20,000,000	85,000,000	40,000,000	85,000,000	40,000,000	10,000,000	30,000,000	30,000,000	30,000,000
OPEB contributions							5,000,000	7,000,000	7,000,000	6,000,000	7,000,000	7,000,000	13,000,000	13,000,000
Medicare Part D subsidy receipts	4,000,000	2,000,000
Percentage of participants vested	100.00%
Defined contribution plan matching contributions	$ 12,000,000	$ 11,000,000	$ 11,000,000